Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary Of Significant Accounting Policies
Net loss attributable to common shareholders - basic	$ (4,965,000)	$ (7,928,000)	$ (13,382,000)	$ (11,572,000)	$ (22,492,075)	$ (31,095,029)
Net loss attributable to common shareholders - diluted	$ (4,965,000)	$ (7,928,000)	$ (13,382,000)	$ (11,572,000)	$ (22,492,075)	$ (31,095,029)
Weighted average shares - basic	163,000	10,000	118,000	8,000	18,915	2,229
Weighted average shares - diluted	163,000	10,000	118,000	8,000	18,915	2,229
Net loss per share attributable to common shareholders, basic	$ (30.46)	$ (792.80)	$ (113.41)	$ (1,446.50)	$ (1,189.11)	$ (13,950.21)
Net loss per share attributable to common shareholders, diluted	$ (30.46)	$ (792.80)	$ (113.41)	$ (1,446.50)	$ (1,189.11)	$ (13,950.21)